Investments (Collectively Significant Equity Method Investments - Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)
Carrying Value of investments accounted for under the equity method	$ 14.3
Unfunded commitments for investments accounted for under the equity method	4.1
Total assets for investments accounted for under the equity method	385.7	303.4
Total liabilities for investments accounted for under the equity method	39.5	29.7
Net Income (loss) for investments accounted for under the equity method	$ 34.9	$ 26.3	$ 17.9
Aggregate Net income Exceeded Stated Percentage Of The Pre Tax Income (Loss) From Continuing Operations		10.00%	10.00%